Non-controlling Interests (Tables)	6 Months Ended
Jun. 30, 2017
Noncontrolling Interest [Abstract]
Non-controlling Interest Balances
The following table presents the non-controlling interest balances reported in stockholders’ equity in the unaudited condensed consolidated balance sheets as of June 30, 2017 and December 31, 2016:

(In thousands)	June 30, 2017	December 31, 2016
SunEdison's non-controlling interest in Terra LLC	$656,026	$660,799
Non-controlling interests in renewable energy facilities	759,839	804,243
Total non-controlling interests	$1,415,865	$1,465,042

Activity of Redeemable Non-controlling Interests
The following table presents the activity of the redeemable non-controlling interests balance for the six months ended June 30, 2017:

	Redeemable Non-controlling Interests
(In thousands)	Capital	Retained Earnings	Total
Balance as of December 31, 2016	$153,490	$26,877	$180,367
Distributions	(6,399)	—	(6,399)
Accretion of redeemable non-controlling interest	4,413	—	4,413
Net income	—	11,359	11,359
Balance as of June 30, 2017	$151,504	$38,236	$189,740